SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011	Dec. 31, 2010 Common stock	Dec. 31, 2011 Common stock	Jul. 26, 2011 Common stock	Mar. 31, 2011 Common stock	Dec. 31, 2010 Class B convertible common stock
Shareholders' equity
Common stock repurchased (in shares)		13.6	23.1
Aggregate consideration for common stock repurchased		$ 518,637	$ 530,885	$ 554,203
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900		$ 217,921
Shares exchanged						4.3				8.5
Shares received from Liberty in fulfillment of post-closing working capital adjustments					0.1				0.1
Additional shares authorized for repurchase								15
Shares remaining in share repurchase authorization							8.6